Schedule of Fixed Assets (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total	$ 305,084	$ 2,399,303	$ 2,082,548
Less: Accumulated depreciation and impairment	(37,523)	(2,278,903)	(178,145)
Fixed assets, net	267,561	120,400	1,904,403
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	47,909	97,624	90,707
RAS System [Member]
Property, Plant and Equipment [Line Items]
Total	129,677	2,089,909	1,963,734
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Total		122,715	23,188
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	17,904	89,055	$ 4,919
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	$ 109,594	$ 0